Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$449,919.67

Principal:
Principal Collections	$9,362,005.08
Prepayments in Full	$3,659,878.26
Liquidation Proceeds	$108,413.69
Recoveries	$135,778.03
Sub Total	$13,266,075.06
Collections	$13,715,994.73

Purchase Amounts:
Purchase Amounts Related to Principal	$20,695.34
Purchase Amounts Related to Interest	$101.20
Sub Total	$20,796.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,736,791.27

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,736,791.27
Servicing Fee	$169,109.83	$169,109.83	$0.00	$0.00	$13,567,681.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,567,681.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,567,681.44
Interest - Class A-3 Notes	$22,918.77	$22,918.77	$0.00	$0.00	$13,544,762.67
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$13,421,210.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,421,210.67
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$13,370,977.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,370,977.67
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$13,333,492.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,333,492.00
Regular Principal Payment	$12,050,930.32	$12,050,930.32	$0.00	$0.00	$1,282,561.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,282,561.68
Residual Released to Depositor	$0.00	$1,282,561.68	$0.00	$0.00	$0.00

Total		$13,736,791.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,050,930.32
Total					$12,050,930.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,050,930.32	$33.34	$22,918.77	$0.06	$12,073,849.09	$33.40
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$12,050,930.32	$11.45	$234,189.44	$0.22	$12,285,119.76	$11.67

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$21,319,784.98	0.0589889	$9,268,854.66	0.0256457
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$168,939,784.98	0.1604900	$156,888,854.66	0.1490418

Pool Information
Weighted Average APR	2.675%	2.684%
Weighted Average Remaining Term	25.41	24.65
Number of Receivables Outstanding	14,331	13,903
Pool Balance	$202,931,794.15	$189,689,156.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$190,405,302.03	$178,155,732.14
Pool Factor	0.1770491	0.1654955

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$11,533,423.97
Targeted Overcollateralization Amount	$32,800,301.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,800,301.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$91,645.67
(Recoveries)		48	$135,778.03
Net Loss for Current Collection Period			$(44,132.36)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.2610)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7535%
Second Prior Collection Period			0.8502%
Prior Collection Period			(0.2372)%
Current Collection Period			(0.2698)%
Four Month Average (Current and Prior Three Collection Periods)			0.2742%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,457	$5,831,206.90
(Cumulative Recoveries)			$1,630,722.46
Cumulative Net Loss for All Collection Periods			$4,200,484.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3665%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,002.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,882.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	156	$3,080,171.17
61-90 Days Delinquent	0.32%	27	$607,888.05
91-120 Days Delinquent	0.02%	2	$34,069.95
Over 120 Days Delinquent	0.25%	18	$466,528.52
Total Delinquent Receivables	2.21%	203	$4,188,657.69

Repossession Inventory:
Repossessed in the Current Collection Period		2	$31,784.62
Total Repossessed Inventory		7	$156,499.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2984%
Prior Collection Period			0.2861%
Current Collection Period			0.3381%
Three Month Average			0.3075%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5844%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	39	$721,702.14
2 Months Extended	55	$1,063,778.35
3+ Months Extended	10	$240,380.21

Total Receivables Extended	104	$2,025,860.70
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer